Credit Risk - Disclosure of Homes Portfolios of Particular Interest by Credit Performance (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 219,716	£ 210,094
Properties in possession	£ 47	£ 2
Balance weighted LTV (indexed)	50.00%	52.00%
Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 184,317	£ 174,712
Interest-only
Disclosure of credit risk exposure [line items]
Properties in possession	£ 18	£ 1
Balance weighted LTV (indexed)	47.00%	49.00%
Interest-only | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 40,825	£ 40,654
Part interest-only, part repayment
Disclosure of credit risk exposure [line items]
Properties in possession	£ 8	£ 1
Balance weighted LTV (indexed)	49.00%	52.00%
Mortgage loan including interest-only part	£ 10,010	£ 10,106
Part interest-only, part repayment | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	13,510	13,638
Flexible
Disclosure of credit risk exposure [line items]
Properties in possession	£ 3	£ 0
Balance weighted LTV (indexed)	36.00%	39.00%
Flexible | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 6,765	£ 8,549
LTV >100%
Disclosure of credit risk exposure [line items]
Properties in possession	£ 7	£ 1
Balance weighted LTV (indexed)	117.00%	118.00%
LTV >100% | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 370	£ 528
Buy-to-Let
Disclosure of credit risk exposure [line items]
Properties in possession	£ 1	£ 0
Balance weighted LTV (indexed)	58.00%	61.00%
Buy-to-Let | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 16,799	£ 14,893
Other portfolio
Disclosure of credit risk exposure [line items]
Properties in possession	£ 16	£ 0
Balance weighted LTV (indexed)	52.00%	53.00%
Other portfolio | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 126,996	£ 116,767
Stage 1 | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	169,066	161,845
Stage 1 | Interest-only | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	35,702	36,212
Stage 1 | Part interest-only, part repayment | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	12,143	12,391
Stage 1 | Flexible | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	5,713	7,509
Stage 1 | LTV >100% | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	217	354
Stage 1 | Buy-to-Let | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	15,884	14,363
Stage 1 | Other portfolio | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	118,507	109,878
Stage 2 | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	13,424	11,071
Stage 2 | Interest-only | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,250	3,626
Stage 2 | Part interest-only, part repayment | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,149	1,020
Stage 2 | Flexible | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	839	796
Stage 2 | LTV >100% | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	101	109
Stage 2 | Buy-to-Let | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	876	489
Stage 2 | Other portfolio | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	7,791	6,188
Stage 3 | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,827	£ 1,796
Stage 3 ratio	1.00%	1.04%
Stage 3 | Interest-only | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 873	£ 816
Stage 3 ratio	2.16%	2.03%
Stage 3 | Part interest-only, part repayment | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 218	£ 227
Stage 3 ratio	1.62%	1.66%
Stage 3 | Flexible | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 213	£ 244
Stage 3 ratio	3.45%	3.06%
Stage 3 | LTV >100% | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 52	£ 65
Stage 3 ratio	13.94%	12.34%
Stage 3 | Buy-to-Let | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 39	£ 41
Stage 3 ratio	0.23%	0.27%
Stage 3 | Other portfolio | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 698	£ 701
Stage 3 ratio	0.55%	0.60%